As filed with the Securities and Exchange Commission on November 8, 2021

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 317	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 319	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl	Stacy L. Fuller
Rafferty Asset Management, LLC	K&L Gates LLP
1301 Avenue of the Americas (6th Avenue)	1601 K Street, NW
28th Floor	Washington, DC 20006
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 16, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No.  305 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, on August 9, 2021, and pursuant to Rule 485(a)(1) would become effective on October 23, 2021.

Post-Effective Amendment No. 313 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 9, 2021 as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No.  317 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 317 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 317 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on November 8, 2021.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 317 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill*	Chairman of the Board	November 8, 2021
Daniel D. O’Neill

/s/ Jacob C. Gaffey*	Trustee	November 8, 2021
Jacob C. Gaffey

/s/ David L. Driscoll*	Trustee	November 8, 2021
David L. Driscoll

/s/ Henry W. Mulholland*	Trustee	November 8, 2021
Henry W. Mulholland

/s/ Kathleen M. Berkery*	Trustee	November 8, 2021
Kathleen M. Berkery

/s/ Patrick J. Rudnick*	Principal Executive Officer and	November 8, 2021
Patrick J. Rudnick	Principal Financial Officer

*By:	/s/ Angela Brickl

Attorney-In-Fact pursuant to the Powers of Attorney filed with Post-Effective Amendment No. 290 to the Trust’s Registration Statement filed with the SEC on February 26, 2021.